Expense Example {- Franklin Florida Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-22 - Franklin Florida Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 458
3 years	633
5 years	823
10 years	1,373
Class A1
Expense Example:
1 year	443
3 years	587
5 years	745
10 years	1,201
Class C
Expense Example:
1 year	226
3 years	393
5 years	681
10 years	1,500
Class R6
Expense Example:
1 year	57
3 years	184
5 years	322
10 years	724
Advisor Class
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738